ORGANIZATION AND OPERATIONS (Details)	0 Months Ended					0 Months Ended		3 Months Ended
	Jun. 23, 2011	Mar. 04, 2011	Jun. 30, 2012	Mar. 31, 2012	Jun. 21, 2011	Oct. 04, 2011 Common Stock. $0.001 Par Value [Member]	Jun. 23, 2011 Common Stock. $0.001 Par Value [Member]	Jun. 30, 2012 Common Stock. $0.001 Par Value [Member]	Mar. 31, 2012 Common Stock. $0.001 Par Value [Member]	Apr. 10, 2011 Common Stock. $0.001 Par Value [Member]
ORGANIZATION AND OPERATIONS [Abstract]
Stock split ratio		0.028571
Statement [Line Items]
Common stock, shares issued			58,354,775	58,354,775	79,800,000
Common stock, shares outstanding			58,354,775	58,354,775	79,800,000			58,354,775	58,354,775	6,000,000
Common shares cancelled, shares						3,000,000	33,000,000
Number of shares issued for business acquisition	12,000,000
Contingent shares to be released from escrow upon completion of milestones	6,000,000							6,000,000
Shares issued in acquisition, percent of outstanding shares	20.40%